SCHEDULE OF BASIC AND DILUTED NET LOSS PER ORDINARY SHARE COMPUTATION (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net loss per ordinary share
Net loss	$ (57,709)	¥ (409,722)	¥ (974,898)	¥ (903,859)
Numerator for basic and diluted net loss per ordinary share calculation	$ (57,709)	¥ (409,722)	¥ (974,898)	¥ (5,782,511)
Weighted average number of Class A and Class B ordinary shares | shares	321,945,825	321,945,825	321,885,046	294,793,258
Denominator for basic and diluted net loss per ordinary share calculation | ¥		¥ 321,945,825	¥ 321,885,046
Net loss per ordinary share attributable to pre-offering Class A and pre-offering Class B ordinary shareholders, Basic | (per share)	$ (0.18)	¥ (1.27)	¥ (3.03)	¥ (19.62)
Net loss per ordinary share attributable to pre-offering Class A and pre-offering Class B ordinary shareholders, Diluted | (per share)	$ (0.18)	¥ (1.27)	¥ (3.03)	¥ (19.62)